Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories

Inventories as of December 31, 2024 and 2023 consisted of the following:

	2024	2023
Raw materials	$7,118,820	$5,687,671
Work in process	1,490,520	916,997
Finished goods	611,020	546,208
Inventory valuation allowance	(383,545)	(94,417)
Total	$8,836,815	$7,056,459